BORROWINGS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jan. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average interest rate on short-term borrowings	3.63%	3.81%
Other non-operating income (expenses)	¥ 1,158	¥ 421	¥ (1,437)
Unpaid guaranty fees		792
Common shares issued for guaranty fees	6,000
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued expenses and other current liabilities		800
Other non-operating income (expenses)	700	100	1,400
Unpaid guaranty fees			¥ 9,900
Common shares issued for guaranty fees			1,798
Line of Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility, maximum amount				¥ 200,000
Line of Credit Agreement [Member] | Unused lines of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unused line of credit	¥ 24,000	¥ 126,000